Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Effective income tax rate	(0.04%)	0.00%	(0.12%)	0.00%	(0.10%)	(0.70%)
Federal statutory income tax rate			21.00%		21.00%	21.00%
Unrecognized tax beneifts, changes to the total amount			$ 0
Increase in valuation allowance					$ 3,400,000	$ 4,100,000
Threshold percentage change by value in its equity ownership considered as ownership change					50.00%
Description of income tax examination					The Company’s tax years remain open for examination within the U.S. for all years, until such time as the net operating losses are initially utilized. The Company’s tax years remain open for examination by foreign authorities beginning with the tax year ended December 31, 2018.
Unrecognized tax benefits					$ 1,467,000	707,000	$ 0
Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards,annual limitation on use amount					500,000
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards					45,700,000	33,400,000
Pre Two Thousand And Eighteen [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforward,annual limitation on use amount					$ 500,000
Post Two Thousand And Seventeen [Member] | Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Percentage of operating loss carryforward available to offset annual taxable income					80.00%
2033 [Member] | Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward amount					$ 900,000	600,000
2033 [Member] | MA
Income Tax Disclosure [Line Items]
Operating loss carryforwards					37,800,000
2033 [Member] | Pre Two Thousand And Eighteen [Member] | Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards					9,200,000	9,200,000
Carryforward Indefinitely [Member] | Post Two Thousand And Seventeen [Member] | Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards					36,400,000	24,100,000
2030 [Member] | MA | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward amount					$ 800,000	$ 600,000